Taxes (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Unrecognized tax credits		R$ 197,540	R$ 68,826
Recoverable P I S Pasep And Cofins Taxes [Member]
IfrsStatementLineItems [Line Items]
Amount of tax recoverable	R$ 107,453
Adjusted balance		R$ 28,505	R$ 75,192